Nature and extent of risk arising from financial instruments (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Description for effect on foreign exchange rates	A 5% increase or decrease in the U.S. dollar exchange rate would increase or decrease the unrealized exchange gain (loss) by $75.
LIBOR [Member]
Disclosure Of Financial Instruments [Line Items]
Description for impact of change in LIBOR	A 50-basis point change in LIBOR would not increase or decrease credit facility interest expense
Credit Facility - Liquid [Member]
Disclosure Of Financial Instruments [Line Items]
LIBOR floor	1.50%
LIBOR	0.34%	1.74%